Note 8 - Earnings Per Share	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Earnings per Share

Basic and diluted earnings per common share is computed as follows:

	For the three months ended March 31,
	2020	2021

Net income	1,957,095	3,790,077
Dividend Series B Preferred shares	(159,562)	(138,269)

Preferred deemed dividend	-	(86,356)

Net income attributable to common shareholders	1,797,533	3,565,452
Weighted average common shares – outstanding, basic	5,576,960	6,711,408

Basic earnings per share	0.32	0.53

Effect of dilutive securities:

Dilutive effect of non-vested shares	-	37,985
Weighted average common shares – Outstanding, diluted	5,576,960	6,749,393

Diluted earnings per share	0.32	0.53

The Company excluded the effect of
23,284
non-vested incentive award shares as of
March 31, 2020,
as well as the effect of Series B preferred shares as of both
March 31, 2020
and
2021,
as they were anti-dilutive. The number of dilutive securities was nil
shares in the
three
-month period ended
March 31, 2020.